Stock-Based Compensation (Summary Of Changes In Company's Nonvested Restricted Shares) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Nonvested at January 1, 2019 | shares	69,324
Shares, Granted | shares	73,738
Shares, Vested | shares	(36,288)
Shares, Forfeited | shares	(3,858)
Shares, Nonvested at December 31, 2019 | shares	102,916
Weighted Average Grant date Fair Value, Nonvested at January 1, 2019 | $ / shares	$ 11.91
Weighted Average Grant date Fair Value, Granted | $ / shares	13.35
Weighted Average Grant date Fair Value, Vested | $ / shares	11.38
Weighted Average Grant date Fair Value, Forfeited | $ / shares	12.37
Weighted Average Grant date Fair Value, Nonvested at December 31, 2019 | $ / shares	$ 13.11